Convertible Loans	9 Months Ended
Feb. 28, 2017
Convertible Loans [Abstract]
CONVERTIBLE LOANS

7. CONVERTIBLE LOANS

On February 16, 2016, the Company issued a Convertible Promissory Note in favor of Crown Bridge Partners, LLC. The principal amount of the loan was $40,000 (forty thousand dollars) with an original issue discount of $4,000 (four thousand dollars) and carries an interest rate of 8% per annum. It became due and payable with accrued interest on February 16, 2017. The Company had the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. On July 14, 2016, the Company repaid the $40,000 of principal, $1,307 of accrued interest and a $20,965 early payment penalty. As a result of repayment of the note the Company recognized the remaining debt discount of $2,833. The Company repaid the note prior to when the convertible feature was effective; therefore there are no derivatives related to the embedded conversion feature.

 On May 10, 2016, the Company issued a Convertible Promissory Note in favor of Auctus Fund, LLC. The principal amount of the loan was $77,750 (seventy-seven thousand, seven hundred and fifty dollars) with an original issue discount of $6,750 (six thousand, seven hundred and fifty dollars) and carried an interest rate of 8% per annum. It becomes due and payable with accrued interest on May 10, 2017. Auctus Fund, LLC. had the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 48% of the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $261,774 based on the Black Scholes Merton pricing model and a corresponding debt discount of $77,750 to be amortized utilizing the interest method of accretion over the term of the note. During the third quarter principal and accrued interest of $77,750 and $605, respectively, were fully converted into 43,741,990 shares of common stock resulting in the immediate amortization of the remaining debt discount of $20,282, a $295,729 loss on the change in fair value of the derivative and a $467,591 credit to additional paid in capital.

On June 2, 2016, the Company issued a Convertible Promissory Note in favor of JSJ Investments Inc. The principal amount of the loan was $55,000 (fifty-five thousand dollars), with an original issue discount of $3,000 three thousand dollars), a payment of $2,000 (two thousand dollars) in loan fees and it carried an interest rate of 8% per annum. It becomes due and payable with accrued interest on June 2, 2017. JSJ Investments, Inc. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 48% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $167,895 based on the Black Scholes Merton pricing model and a corresponding debt discount of $55,000 to be amortized utilizing the interest method of accretion over the term of the note. During the third quarter principal and accrued interest of $55,000 and $2,395, respectively, were fully converted into 32,463,378 shares of common stock resulting in the immediate amortization of the remaining debt discount of $34,554, a $65,510 loss on the change in fair value of the derivative and a $190,914 credit to additional paid in capital.

On June 14, 2016, the Company issued a Convertible Promissory Note in favor of Black Forest Capital LLC. The principal amount of the loan was $80,000 (eighty thousand dollars), with an original issue discount of $8,000 (eight thousand dollars), a payment of $2,000 (two thousand dollars) for loan fees and it carried an interest rate of 8% per annum. It becomes due and payable with accrued interest on June 14, 2017. Black Forest Capital, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 48% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $228,110 based on the Black Scholes Merton pricing model and a corresponding debt discount of $80,000 to be amortized utilizing the interest method of accretion over the term of the note. During the third quarter principal and accrued interest of $80,000 and $3,254, respectively, were fully converted into 55,208,045 shares of common stock resulting in the immediate amortization of the remaining debt discount of $42,959, a $203,588 loss on the change in fair value of the derivative and a $396,470 credit to additional paid in capital.

On December 28, 2016, the Company issued a Convertible Promissory Note in favor of Crown Bridge Partners, LLC. The principal amount of the loan is $46,000 (forty-six thousand dollars) with an original issue discount of $4,500 (four thousand five hundred dollars) and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on December 28, 2017. Crown Bridge Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 45% applied to the lowest trading price for fifteen days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. The Company cannot prepay any amount outstanding after 180. As of February 28, 2017, $752 of the debt discount has been amortized to interest expense.

A summary of outstanding convertible notes as of February 28, 2017, is as follows:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Amount of Note	Repayments / Conversions	Principal Balance 2/28/2017
Crown Bridge Partners, LLC (1)	2/16/2016	2/16/2017	8%	$ 40,000	$ (40,000)	$ -
Crown Bridge Partners, LLC	4/19/2016	4/19/2017	8%	30,000	(30,000)	-
Adar Bays, LLC	5/9/2016	5/9/2017	8%	30,000	(30,000)	-
Eagle Equities, LLC	5/9/2016	5/9/2017	8%	30,000	(30,000)	-
Auctus Fund, LLC	5/10/2016	2/10/2017	8%	77,750	(77,750)	-
JSJ Investments Inc.	6/2/2016	2/26/2017	8%	55,000	(55,000)	-
Black Forest Capital LLC	6/14/2016	6/14/2017	8%	80,000	(80,000)	-
Crown Bridge Partners, LLC	12/28/2016	12/28/2017	8%	46,000	-	46,000
Total				$ 388,750	$ (342,750)	$ 46,000
(1)	This Note was repaid in full with cash on July 14, 2016.

All other reductions were conversions to common shares

A summary of the activity of the derivative liability for the notes above is as follows:

Balance at May 31, 2015	$-
Increase to derivative due to new issuances	479,374
Derivative (gain) due to mark to market adjustment	(128,331)
Balance at May 31, 2016	351,040
Increase to derivative due to new issuances	434,591
Decrease due to debt settlement	(1,117,070)
Derivative loss due to mark to market adjustment	331,436
Balance at February 28, 2017	$-

14

A summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy for the nine months ended February 28, 2017 is as follows:

Inputs	February 28, 2017	Initial Valuation
Stock price	$.0047 - .0325	$.52 – .74
Conversion price	$.002	$.14 – .27
Volatility (annual)	249% - 395%	324% - 335%
Risk-free rate	.51% - .90%	.51% - .52%
Years to maturity	.08 - 1	.76 - 1

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s management